Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets (Tables)	12 Months Ended
Oct. 31, 2024
Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets [Abstract]
Summary of Land, Buildings, Equipment, and Other Depreciable Assets
The following table presents details of the

Bank’s land, buildings, equipment, and other depreciable

assets as at October 31, 2024

and October 31, 2023.
Land, Buildings, Equipment, and Other

Depreciable Assets
(millions of Canadian dollars) Furniture,
fixtures,
and other
Computer depreciable Leasehold
Land Buildings equipment assets improvements Total
Cost
As at November 1, 2022 $ 949 $ 2,564 $ 817 $ 1,415 $ 3,461 $ 9,206
Additions

1 172 227 244 401 1,045
Disposals 1 (13) (11) (15) (53) (21) (113)
Fully depreciated assets – (18) (109) (112) (199) (438)
Foreign currency translation adjustments

and other
2 (18) (152) (3) 17 37 (119)
As at October 31, 2023

919 2,555 917 1,511 3,679 9,581
Additions – 216 153 362 485 1,216
Disposals 1 – (9) (65) (137) (127) (338)
Fully depreciated assets – (22) (143) (171) (289) (625)
Foreign currency translation adjustments

and other
2 6 47 (11) 2 42 86
As at October 31, 2024 $ 925 $ 2,787 $ 851 $ 1,567 $ 3,790 $ 9,920
Accumulated depreciation and
impairment losses
As at November 1, 2022 $ – $ 983 $ 365 $ 785 $ 1,702 $ 3,835
Depreciation charge for the year – 84 175 152 274 685
Disposals 1 – (8) (15) (53) (20) (96)
Impairment losses – 1 1 5 4 11
Fully depreciated assets – (18) (109) (112) (199) (438)
Foreign currency translation adjustments

and other
2 – (50) 1 10 31 (8)
As at October 31, 2023

– 992 418 787 1,792 3,989
Depreciation charge for the year – 93 179 165 298 735
Disposals 1 – (9) (62) (134) (108) (313)
Impairment losses – – 11 7 1 19
Fully depreciated assets – (22) (143) (171) (289) (625)
Foreign currency translation adjustments

and other
2 – 25 (4) 13 42 76
As at October 31, 2024 $ – $ 1,079 $ 399 $ 667 $ 1,736 $ 3,881
Net Book Value Excluding Right-of-Use Assets:
As at October 31, 2023 $ 919 $ 1,563 $ 499 $ 724 $ 1,887 $ 5,592
As at October 31, 2024 925 1,708 452 900 2,054 6,039
1

Cash received from disposals was $
22

million for the year ended October 31, 2024 (October 31, 2023 – $
57

million).
2

Includes amounts related to restructuring and adjustments to reclassify held-for-sale items to other assets.

Refer to Note 26 for further details.
Total Land, Buildings, Equipment, Other Depreciable

Assets, and Right-of-Use Assets Net

Book Value
(millions of Canadian dollars) Furniture,
fixtures,
and other
Computer depreciable Leasehold
Land Buildings equipment assets improvements Total
As at October 31, 2023 $ 1,628 $ 4,664 $ 531 $ 724 $ 1,887 $ 9,434
As at October 31, 2024 1,558 4,826 499 900 2,054 9,837

Summary of Right of Use Assets
The following table presents details of the

Bank’s ROU assets as recorded in accordance

with IFRS 16,
Leases
. Refer to Note 18 and Note 26 for the related

lease
liabilities details.
Right-of-Use Assets Net Book Value
(millions of Canadian dollars) Computer
Land Buildings equipment Total
As at November 1, 2022 $ 777 $ 3,208 $ 44 $ 4,029
Additions 5 238 – 243
Depreciation (91) (439) (13) (543)
Reassessments, modifications, and variable

lease payment adjustments
6 70 – 76
Terminations and impairment – – – –
Foreign currency translation adjustments

and other
12 24 1 37
As at October 31, 2023 $ 709 $ 3,101 $ 32 $ 3,842
Additions 3 373 48 424
Depreciation (97) (462) (13) (572)
Reassessments, modifications, and variable lease

payment adjustments
21 130 (20) 131
Terminations and impairment – 1 – 1
Foreign currency translation adjustments

and other
(3) (25) – (28)
As at October 31, 2024 $ 633 $ 3,118 $ 47 $ 3,798